Lease (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of future lease payments under operating leases
As of December 31,
2022
$
2023	604
2024	39
Total lease payments	643
Less: imputed interest	68
Present value of lease liabilities	575